                              [NATIONWIDE (R) LOGO]

                                       MFS
                                    VARIABLE
                                     ACCOUNT

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1999







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                     [LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                   [PICTURE]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the MFS Variable Account.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
         47,531,138 shares (cost $47,531,138) ...............................................................  $ 47,531,138
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         4,830,429 shares (cost $61,419,608) ................................................................    86,223,154
      Massachusetts Investors Trust - Class A (MFSInvTr)
         2,653,908 shares (cost $40,283,425) ................................................................    56,395,546
      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,948,444 shares (cost $25,855,121) ................................................................    24,647,815
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         305,306 shares (cost $11,070,962) ..................................................................    15,320,261
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         8,236,402 shares (cost $106,280,094) ...............................................................   138,783,375
      MFS(R) High Income Fund - Class A (MFSHiInc)
         4,719,856 shares (cost $25,160,333) ................................................................    24,307,257
      MFS(R) Research Fund - Class A (MFSRsrch)
         1,911,134 shares (cost $33,701,472) ................................................................    52,384,175
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         3,968,348 shares (cost $57,232,940) ................................................................    61,033,186
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         401,911 shares (cost $4,396,886) ...................................................................     4,103,511
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,146,998 shares (cost $1,146,999) .................................................................     1,146,998
                                                                                                              -------------
            Total receivable ................................................................................   511,876,416
   Accounts receivable ......................................................................................           677
                                                                                                              -------------
            Total assets ....................................................................................   511,877,093
ACCOUNTS PAYABLE ............................................................................................       141,864
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................................ $ 511,735,229
                                                                                                              =============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                 TOTAL                          MFSMYMKT
                                                    ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   4,315,070        5,105,729        1,048,718        1,320,092
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................          (3,676)          (3,670)          (1,303)          (1,256)
      Spectrum ..................................      (3,302,093)      (3,380,483)        (322,332)        (341,861)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................       1,009,302        1,721,576          725,083          976,975
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........      67,067,359       65,575,253       12,405,882        9,257,236
  Cost of mutual fund shares sold ...............     (51,979,330)     (49,144,846)     (12,405,882)      (9,257,236)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........      15,088,029       16,430,407             --               --
  Change in unrealized gain (loss) on investments      10,940,695       46,487,977             --               --
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      26,028,724       62,918,384             --               --
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................       3,743,232        2,187,191             --               --
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      30,781,258       66,827,151          725,083          976,975
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       7,551,348       10,981,670          297,032          516,288
  Transfers between funds .......................            --               --          1,056,808        2,941,133
  Redemptions ...................................     (43,975,196)     (45,829,640)      (5,849,347)      (4,921,374)
  Annuity benefits ..............................        (313,000)        (284,986)         (37,593)         (39,239)
  Annual contract maintenance charge (note 2) ...        (155,448)        (122,609)         (22,812)         (23,036)
  Contingent deferred sales charges (note 2) ....         (90,654)         (49,867)         (18,148)          (6,907)
  Adjustments to maintain reserves ..............         (61,814)        (874,357)         (18,053)         (60,555)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................     (37,044,766)     (36,179,789)      (4,592,113)      (1,593,690)
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (6,263,508)      30,647,362       (3,867,030)        (616,715)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     517,998,737      496,440,654       51,419,718       53,627,515
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 511,735,229      527,088,016       47,552,688       53,010,800
                                                    =============    =============    =============    =============

                                                                MFSGRSTK                         MFSINVTR
                                                    ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            --               --            128,196          236,648
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................            (668)            (668)            (274)            (258)
      Spectrum ..................................        (518,754)        (405,450)        (363,061)        (372,508)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................        (519,422)        (406,118)        (235,139)        (136,118)
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       6,090,844        5,415,916        5,422,064        7,082,665
  Cost of mutual fund shares sold ...............      (4,160,470)      (4,102,311)      (2,890,135)      (4,663,000)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........       1,930,374        1,313,605        2,531,929        2,419,665
  Change in unrealized gain (loss) on investments       7,344,345       11,861,506          114,485        5,569,931
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............       9,274,719       13,175,111        2,646,414        7,989,596
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................            --               --            275,455          623,892
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       8,755,297       12,768,993        2,686,730        8,477,370
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,907,617        1,576,502          749,541          506,130
  Transfers between funds .......................       5,851,965        3,119,448          708,386         (364,850)
  Redemptions ...................................      (4,690,213)      (4,410,564)      (4,579,448)      (4,508,508)
  Annuity benefits ..............................         (28,099)         (21,173)         (21,789)         (16,938)
  Annual contract maintenance charge (note 2) ...         (16,727)          (7,994)         (12,677)          (8,439)
  Contingent deferred sales charges (note 2) ....         (10,560)          (2,628)         (11,006)          (2,347)
  Adjustments to maintain reserves ..............           1,680           (1,695)           5,708          (82,348)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................       3,015,663          251,896       (3,161,285)      (4,477,300)
                                                    -------------    -------------    -------------    -------------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      11,770,960       13,020,889         (474,555)       4,000,070
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      74,455,073       54,292,591       56,873,438       53,834,266
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      86,226,033       67,313,480       56,398,883       57,834,336
                                                    =============    =============    =============    =============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              MFSBDFD                        MFSEMGRO
                                                    ----------------------------    ----------------------------
                                                         1999           1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    868,059         934,958            --              --
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................            (87)           (122)           --              --
      Spectrum ..................................       (170,821)       (186,430)        (96,792)       (104,907)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................        697,151         748,406         (96,792)       (104,907)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........      3,224,456       4,010,742       4,706,142       4,681,229
  Cost of mutual fund shares sold ...............     (3,065,748)     (3,922,434)     (2,911,384)     (2,272,202)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        158,708          88,308       1,794,758       2,409,027
  Change in unrealized gain (loss) on investments     (1,453,955)        (74,920)        (68,475)        394,201
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (1,295,247)         13,388       1,726,283       2,803,228
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (598,096)        761,794       1,629,491       2,698,321
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        334,877         303,596         812,074         687,957
  Transfers between funds .......................       (518,896)       (461,251)     (1,235,348)       (778,450)
  Redemptions ...................................     (2,493,236)     (2,077,516)     (1,992,276)     (2,643,050)
  Annuity benefits ..............................        (36,145)        (24,810)           (440)           (412)
  Annual contract maintenance charge (note 2) ...         (8,148)         (5,869)         (6,572)         (5,939)
  Contingent deferred sales charges (note 2) ....         (5,031)         (4,034)         (5,487)         (1,117)
  Adjustments to maintain reserves ..............        (18,593)         (7,789)            217           7,828
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     (2,745,172)     (2,277,673)     (2,427,832)     (2,733,183)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (3,343,268)     (1,515,879)       (798,341)        (34,862)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     27,972,946      29,838,111      16,118,930      15,752,071
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 24,629,678      28,322,232      15,320,589      15,717,209
                                                    ============    ============    ============    ============

                                                              MFSGROPP                         MFSHIINC
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --              --         1,174,007       1,311,994
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................           (820)           (859)            (81)           (114)
      Spectrum ..................................       (889,923)       (893,967)       (166,545)       (206,002)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (890,744)       (894,826)      1,007,381       1,105,878
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........     14,900,767      14,070,086       4,546,507       3,947,624
  Cost of mutual fund shares sold ...............    (10,635,542)     (9,526,021)     (4,510,242)     (3,409,485)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      4,265,225       4,544,065          36,265         538,139
  Change in unrealized gain (loss) on investments      3,293,240      19,859,236         149,822         (20,824)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      7,558,465      24,403,301         186,087         517,315
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      3,467,777       1,563,299            --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     10,135,498      25,071,774       1,193,468       1,623,193
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,134,355       4,450,471         267,023         193,892
  Transfers between funds .......................     (2,140,449)     (1,284,838)       (495,582)       (222,922)
  Redemptions ...................................    (12,143,690)    (13,141,803)     (2,236,551)     (2,195,837)
  Annuity benefits ..............................        (75,700)        (73,232)        (44,447)        (48,090)
  Annual contract maintenance charge (note 2) ...        (47,152)        (39,015)        (10,996)        (11,252)
  Contingent deferred sales charges (note 2) ....        (16,598)        (13,655)         (4,921)         (2,596)
  Adjustments to maintain reserves ..............        (47,697)       (747,105)          5,672           5,896
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................    (12,336,932)    (10,849,177)     (2,519,802)     (2,280,909)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (2,201,434)     14,222,597      (1,326,334)       (657,716)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    140,949,392     127,367,533      25,653,603      31,354,959
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    138,747,958     141,590,130      24,327,269      30,697,243
                                                    ============    ============    ============    ============

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              MFSRSRCH                        MFSTOTRE
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --         1,066,953       1,260,789
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................           (357)           (320)            (86)            (73)
      Spectrum ..................................       (334,602)       (354,261)       (402,211)       (464,563)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (334,959)       (354,581)        664,656         796,153
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........      7,095,706       6,973,698       7,098,655       7,998,318
  Cost of mutal fund shares sold ................     (3,712,019)     (3,934,121)     (5,995,623)     (5,848,154)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      3,383,687       3,039,577       1,103,032       2,150,164
  Change in unrealized gain (loss) on investments      1,029,302       6,172,327         561,780       2,474,312
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      4,412,989       9,211,904       1,664,812       4,624,476
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      4,078,030       8,857,323       2,329,468       5,420,629
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        530,322       1,545,450         487,137         550,291
  Transfers between funds .......................     (1,841,896)     (1,096,149)       (954,440)       (579,499)
  Redemptions ...................................     (3,561,028)     (4,436,250)     (5,511,250)     (6,731,389)
  Annuity benefits ..............................        (25,357)        (27,322)        (39,669)        (29,842)
  Annual contract maintenance charge (note 2) ...        (10,686)         (6,322)        (16,702)        (11,726)
  Contingent deferred sales charges (note 2) ....         (4,716)         (4,858)        (12,066)        (10,023)
  Adjustments to maintain reserves ..............         15,127          11,709          (6,553)          8,444
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     (4,898,234)     (4,013,742)     (6,053,543)     (6,803,744)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (820,204)      4,843,581      (3,724,075)     (1,383,115)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     53,235,629      51,364,151      64,589,879      70,728,523
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 52,415,425      56,207,732      60,865,804      69,345,408
                                                    ============    ============    ============    ============

                                                               MFSWDGVT                       NSATMYMKT
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --              --            29,137          41,248
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................           --              --              --              --
      Spectrum ..................................        (28,744)        (40,207)         (8,306)        (10,327)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................        (28,744)        (40,207)         20,831          30,921
                                                    ------------    ------------    ------------    ------------


  Proceeds from mutual fund shares sold .........      1,313,797       2,000,096         262,539         137,643
  Cost of mutal fund shares sold ................     (1,429,746)     (2,072,239)       (262,539)       (137,643)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........       (115,949)        (72,143)           --              --
  Change in unrealized gain (loss) on investments        (29,848)        252,208              (1)           --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............       (145,797)        180,065              (1)           --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (174,541)        139,858          20,830          30,921
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         23,584         643,257           7,784           7,836
  Transfers between funds .......................       (403,490)     (1,272,622)        (27,058)           --
  Redemptions ...................................       (702,940)       (634,256)       (215,216)       (129,093)
  Annuity benefits ..............................         (3,761)         (3,928)           --              --
  Annual contract maintenance charge (note 2) ...         (1,921)         (1,961)         (1,056)         (1,056)
  Contingent deferred sales charges (note 2) ....           (237)         (1,409)         (1,884)           (293)
  Adjustments to maintain reserves ..............            711          (8,733)            (32)             (9)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     (1,088,055)     (1,279,652)       (237,461)       (122,615)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (1,262,596)     (1,139,794)       (216,631)        (91,694)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      5,365,936       6,673,369       1,364,193       1,607,565
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      4,103,340       5,533,575       1,147,562       1,515,871
                                                    ============    ============    ============    ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                (managed for a fee by an affiliated investment advisor)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

                                                                                                      PERIOD
     Contract owners' equity represented by:                 UNITS          UNIT VALUE                RETURN*
                                                           --------         -----------               -------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R) Money Market Fund:
            Non-tax qualified .......................           6,826       $ 38.622867  $     263,640          2%
            Tax qualified spectrum ..................         923,859         32.689310     30,200,313          1%
            Non-tax qualified spectrum ..............         510,947         32.712027     16,714,112          1%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified .......................             377        214.821653         80,988         12%
            Tax qualified spectrum ..................         290,881        225.629543     65,631,347         11%
            Non-tax qualified spectrum ..............         100,629        191.458202     19,266,247         11%
            Non-tax qualified spectrum (81-225) .....           3,976        208.569023        829,270         11%

         Massachusetts Investors Trust - Class A:
            Non-tax qualified .......................             289        198.286930         57,305          5%
            Tax qualified spectrum ..................         263,076        167.365423     44,029,826          5%
            Non-tax qualified spectrum ..............          78,238        150.166988     11,748,765          5%
            Non-tax qualified spectrum (81-225) .....             982        159.537554        156,666          5%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified .......................             233         57.943815         13,501         (2)%
            Tax qualified spectrum ..................         352,515         49.321372     17,386,523         (2)%
            Non-tax qualified spectrum ..............         137,094         49.281052      6,756,137         (2)%
            Non-tax qualified spectrum (81-225) .....             786         49.473774         38,886         (2)%

         MFS(R) Emerging Growth Fund - Class A:
            Tax qualified spectrum ..................         273,113         56.039059     15,304,996         12%

         MFS(R) Growth Opportunities Fund - Class A:
            Non-tax qualified .......................             830        210.325192        174,570          8%
            Tax qualified spectrum ..................         588,560        194.121854    114,252,358          8%
            Non-tax qualified spectrum ..............         128,181        164.895437     21,136,462          8%
            Non-tax qualified spectrum (81-225) .....          10,461        181.943563      1,903,312          8%

         MFS(R) High Income Fund - Class A:
            Non-tax qualified .......................             217         75.497246         16,383          5%
            Tax qualified spectrum ..................         254,112         65.684034     16,691,101          5%
            Non-tax qualified spectrum ..............         106,846         64.687544      6,911,605          5%
            Non-tax qualified spectrum (81-225) .....           4,302         65.684034        282,573          5%

         MFS(R) Research Fund - Class A:
            Non-tax qualified .......................             390        195.930497         76,413          8%
            Tax qualified spectrum ..................         205,063        192.011612     39,374,477          8%
            Non-tax qualified spectrum ..............          73,900        167.773847     12,398,487          8%
            Non-tax qualified spectrum (81-225) .....           1,216        189.770339        230,761          8%

         MFS(R) Total Return Fund - Class A:
            Non-tax qualified .......................             146        122.208055         17,842          4%
            Tax qualified spectrum ..................         415,090        113.140072     46,963,312          4%
            Non-tax qualified spectrum ..............         121,568        109.515815     13,313,619          4%
            Non-tax qualified spectrum (81-225) .....           1,015        112.039365        113,720          4%

         MFS(R) World Governments Fund - Class A:
            Tax qualified spectrum ..................          72,381         49.733776      3,599,780         (4)%
            Non-tax qualified spectrum ..............           8,981         48.487196        435,464         (4)%
            Non-tax qualified spectrum (81-225) .....             367         49.656457         18,224         (4)%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum ..................          23,584         24.996179        589,510          2%
            Non-tax qualified spectrum ..............          22,311         25.012434        558,052          2%
                                                             ========       ===========

      Reserves for annuity contracts in payout phase:
            Tax qualified ...........................                                           67,717
            Non-tax qualified .......................                                           34,893
            Tax qualified spectrum ..................                                        2,872,750
            Non-tax qualified spectrum ..............                                        1,223,322
                                                                                         -------------
                                                                                         $ 511,735,229
                                                                                         =============

* The period return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------
                                       11

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                                --------------
                                                                   Bulk Rate
                                                                 U.S. Postage
                                                                     PAID
                                                                Columbus, Ohio
                                                                Permit No. 521
                                                                --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company